UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 20th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:

/s/ Eliav Assouline              New York, New York              May 16, 2011
--------------------       -----------------------------     -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total:    $ 1,118,533
                                          (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP

(2)  28-13254                       Axial Capital Institutional, LP

(3)  28-                            Axial Capital Master, L.P.

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                                                   FORM 13F INFORMATION TABLE
                                                  Axial Capital Management LLC
                                                         March 31, 2011

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COLUMN 1                    COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6        COLUMN 7    COLUMN 8

                            TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS     SOLE      SHARED  NONE
--------------              --------        -----      --------  -------   --- ----  ----------      ----     ----      ------  ----
ATLAS ENERGY LP             COM UNITS LP    04930A104   12,898     577,355 SH        SHARED/DEFINED  1,2,3      577,355  0      0
BRIDGEPOINT ED INC          COM             10807M105    1,223      71,505 SH        SHARED/DEFINED  1,2,3       71,505  0      0
CA INC                      COM             12673P105   11,404     471,650 SH        SHARED/DEFINED  1,2,3      471,650  0      0
CHEMTURA CORP               COM NEW         163893209   14,957     869,582 SH        SHARED/DEFINED  1,2,3      869,582  0      0
CNINSURE INC                SPONSORED ADR   18976M103    1,609     124,135 SH        SHARED/DEFINED  1,2,3      124,135  0      0
COMCAST CORP NEW            CL A SPL        20030N200   62,248   2,680,813 SH        SHARED/DEFINED  1,2,3    2,680,813  0      0
COVANTA HLDG CORP           COM             22282E102   70,663   4,137,170 SH        SHARED/DEFINED  1,2,3    4,137,170  0      0
CROWN CASTLE INTL CORP      COM             228227104   16,069     377,640 SH        SHARED/DEFINED  1,2,3      377,640  0      0
GOOGLE INC                  CL A            38259P508   22,281      37,973 SH        SHARED/DEFINED  1,2,3       37,973  0      0
HEALTH CARE REIT INC        COM             42217K106    3,933      75,000 SH        SHARED/DEFINED  1,2,3       75,000  0      0
ISHARES TR                  DJ US REAL EST  464287739   41,253     694,500 SH        SHARED/DEFINED  1,2,3      694,500  0      0
ISHARES INC                 MSCI GERMAN     464286806   42,581   1,640,870 SH        SHARED/DEFINED  1,2,3    1,640,870  0      0
ISHARES TR                  RUSSELL 2000    464287655   80,972     962,000 SH        SHARED/DEFINED  1,2,3      962,000  0      0
LIBERTY MEDIA CORP NEW      LIB STAR COM A  53071M708    7,173      92,436 SH        SHARED/DEFINED  1,2,3       92,436  0      0
LOEWS CORP                  COM             540424108    8,048     186,770 SH        SHARED/DEFINED  1,2,3      186,770  0      0
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT  55608B105   55,096   2,309,151 SH        SHARED/DEFINED  1,2,3    2,309,151  0      0
MOTRICITY INC               COM             620107102    1,503     100,000 SH        SHARED/DEFINED  1,2,3      100,000  0      0
OMNIVISION TECHNOLOGIES INC COM             682128103      888      25,000 SH        SHARED/DEFINED  1,2,3       25,000  0      0
POWERSHARES QQQ TRUST       UNIT SER 1      73935A104   59,420   1,034,650 SH        SHARED/DEFINED  1,2,3    1,034,650  0      0
QLT INC                     COM             746927102   47,712   6,865,036 SH        SHARED/DEFINED  1,2,3    6,865,036  0      0
QUALCOMM INC                COM             747525103    9,555     174,272 SH        SHARED/DEFINED  1,2,3      174,272  0      0
QUINSTREET INC              COM             74874Q100    1,831      80,570 SH        SHARED/DEFINED  1,2,3       80,570  0      0
RUBICON TECHNOLOGY INC      COM             78112T107    1,126      40,676 SH        SHARED/DEFINED  1,2,3       40,676  0      0
SEMGROUP CORP               CL A            81663A105   11,251     399,533 SH        SHARED/DEFINED  1,2,3      399,533  0      0
SOLARWINDS INC              COM             83416B109    6,910     294,558 SH        SHARED/DEFINED  1,2,3      294,558  0      0
SPDR S&P 500 ETF TR         TR UNIT         78462F103  490,833   3,701,886 SH        SHARED/DEFINED  1,2,3    3,701,886  0      0
SPDR GOLD TRUST             GOLD SHS        78463V107   17,654     126,229 SH        SHARED/DEFINED  1,2,3      126,229  0      0
VIACOM INC NEW              CL B            92553P201   17,441     374,912 SH        SHARED/DEFINED  1,2,3      374,912  0      0



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